Segment Reporting - Property EBITDA - By Segment (Details) - USD ($) $ in Millions		3 Months Ended									12 Months Ended
		Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Net income/(loss) attributable to company		$ (546)	$ (541)	$ (643)	$ (2,077)	$ (308)	$ (76)	$ (791)	$ 15	$ 6,772	$ (3,569)	$ 5,920	$ (2,783)
Net income/(loss) attributable to noncontrolling interests		22				34					822	132	(83)
Discontinued operations, net of income taxes		0				(33)					(3,380)	(155)	143
Income/(loss) from continuing operations		72				7					27	(119)	(596)
Deconsolidation and restructuring of CEOC and other		463				237					5,758	(6,115)	95
Interest expense		147				151					599	683	2,669
Depreciation and amortization		102				112					439	374	658
Impairment of goodwill											0	0	695
Impairment of tangible and other intangible assets											0	1	299
Corporate expense		33				41					166	174	232
Other operating costs		(3)				22					89	152	203
CIE stock-based compensation						13					189	31	49
Property EBITDA		290				276					1,140	1,078	1,581
Operating Segments | CEOC
Segment Reporting Information [Line Items]
Net income/(loss) attributable to company												(85)	(2,524)
Net income/(loss) attributable to noncontrolling interests												0	8
Discontinued operations, net of income taxes												7	173
Income/(loss) from continuing operations												0	(264)	[1]
Deconsolidation and restructuring of CEOC and other												0	100	[1]
Interest expense												87	2,184	[1]
Depreciation and amortization												13	341	[1]
Impairment of goodwill	[1]												251
Impairment of tangible and other intangible assets												0	308	[1]
Corporate expense												5	139
Other operating costs												4	106
CIE stock-based compensation												0	0
Property EBITDA												31	822
Operating Segments | CERP
Segment Reporting Information [Line Items]
Net income/(loss) attributable to company		6				(16)					(3)	7	(393)
Net income/(loss) attributable to noncontrolling interests		0				0					0	0	0
Discontinued operations, net of income taxes		0				0					0	0	0
Income/(loss) from continuing operations		6				(6)					(4)	5	(28)
Deconsolidation and restructuring of CEOC and other		0				1					0	0	0
Interest expense		98				99					396	399	389
Depreciation and amortization		56				73					258	210	200
Impairment of goodwill													289
Impairment of tangible and other intangible assets												0	(12)
Corporate expense		10				11					43	47	60
Other operating costs		1				2					7	4	15
CIE stock-based compensation						0					0	0	0
Property EBITDA		177				164					697	672	520
Operating Segments | CGP
Segment Reporting Information [Line Items]
Net income/(loss) attributable to company		8				30					3,953	220	39
Net income/(loss) attributable to noncontrolling interests		(1)				4					(28)	6	(33)
Discontinued operations, net of income taxes		0				(33)					(4,100)	(162)	(33)
Income/(loss) from continuing operations		0				(1)					(1)	(2)	(231)
Deconsolidation and restructuring of CEOC and other		0				(1)					(2)	(4)	(132)
Interest expense		48				52					198	195	169
Depreciation and amortization		46				39					180	151	115
Impairment of goodwill													155
Impairment of tangible and other intangible assets												1	3
Corporate expense		7				7					29	39	23
Other operating costs		6				1					21	(105)	111
CIE stock-based compensation						13					189	31	49
Property EBITDA		114				111					439	370	235
Other
Segment Reporting Information [Line Items]
Net income/(loss) attributable to company		(560)				(322)					(7,519)	5,777	95
Net income/(loss) attributable to noncontrolling interests		23				30					850	126	(58)
Discontinued operations, net of income taxes		0				0					720	0	3
Income/(loss) from continuing operations		66				14					32	(122)	(73)
Deconsolidation and restructuring of CEOC and other		463				237					5,760	(6,113)	30
Interest expense		1				0					5	4	17
Depreciation and amortization		0				0					1	0	3
Impairment of goodwill													0
Impairment of tangible and other intangible assets												0	0
Corporate expense		16				24					96	95	13
Other operating costs		(10)				19					61	249	(24)
CIE stock-based compensation						0					0	0	0
Property EBITDA		(1)				2					6	16	6
Eliminations
Segment Reporting Information [Line Items]
Net income/(loss) attributable to company		0				0					0	1	0
Net income/(loss) attributable to noncontrolling interests		0				0					0	0	0
Discontinued operations, net of income taxes		0				0					0	0	0
Income/(loss) from continuing operations		0				0					0	0	0
Deconsolidation and restructuring of CEOC and other		0				0					0	2	97
Interest expense		0				0					0	(2)	(90)
Depreciation and amortization		0				0					0	0	(1)
Impairment of goodwill													0
Impairment of tangible and other intangible assets												0	0
Corporate expense		0				(1)					(2)	(12)	(3)
Other operating costs		0				0					0	0	(5)
CIE stock-based compensation						0					0	0	0
Property EBITDA		$ 0				$ (1)					$ (2)	$ (11)	$ (2)

[1]	Includes foreign net revenues of $337 million